Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Summary of intangible assets

	Goodwill	IT software	Total
	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2022	1,473	3,480	4,953
Additions	—	571	571
Disposals	—	(135)	(135)
Impairment	(1,473)	—	(1,473)
At December 31, 2022	—	3,916	3,916
Additions	—	159	159
Disposals	—	(210)	(210)
At December 31, 2023	—	3,865	3,865
Accumulated amortization
At January 1, 2022	—	745	745
Amortization charge	—	1,195	1,195
Depreciation on disposals	—	(72)	(72)
At December 31, 2022	—	1,868	1,868
Amortization charge	—	1,164	1,164
Depreciation on disposals	—	(185)	(185)
At December 31, 2023	—	2,847	2,847
Net book value
At December 31, 2023	—	1,018	1,018
At December 31, 2022	—	2,048	2,048